RYDEX SERIES FUNDS
Mid-Cap 1.5x Strategy Fund
Russell 2000® 1.5x Strategy Fund
Russell 2000® Fund
Supplement dated July 25, 2011
to each currently effective Prospectus for the Funds listed above
This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above (the “Funds”) and should be read in conjunction with the Funds’ Prospectuses.
•	Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Funds’ Prospectuses is replaced in its entirety with the Fees and Expenses Table and Example information set forth below. In addition to the Fees and Expenses Table and Example information currently disclosed in the Funds’ Prospectuses, the information below reflects the Funds’ “Acquired Fund Fees and Expenses.”

Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment companies, such as other mutual funds. In the Funds’ case, Acquired Fund Fees and Expenses represent the expenses the Funds indirectly incur through their investment in business development companies (BDCs), a type of investment company that more closely resembles an operating company than a mutual fund. The Funds may invest in such investment companies from time to time when doing so will further the Funds’ investment objectives.

Unlike the other fees and expenses included in the Funds’ Fees and Expenses Tables, the Acquired Fund Fees and Expenses are not direct costs paid by Fund shareholders and do not affect the calculation of the Funds’ net asset values or the Funds’ cost of operations. Rather, Acquired Fund Fees and Expenses are similar to the expenses paid by any operating company in the Funds’ portfolios and indirectly borne by the Funds. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Funds’ expense ratio, they have no effect on a shareholder’s cost of investing in the Funds and are included in the Funds’ expense ratio only to comply with SEC rules. For more precise information about the Funds’ operating expenses, shareholders are encouraged to review the Funds’ financial statements.

Mid-Cap 1.5x Strategy Fund

	H-CLASS	A-CLASS	C-CLASS
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.25%	1.00%

	H-CLASS	A-CLASS	C-CLASS
Other Expenses	0.53%	0.54%	0.54%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses*	1.69%	1.70%	2.45%

*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
EXAMPLE — This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
H-Class Shares	$172	$533	$918	$1,998
A-Class Shares	$640	$985	$1,354	$2,388
C-Class Shares	$348	$764	$1,306	$2,786
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$248	$764	$1,306	$2,786
Russell 2000® 1.5x Strategy Fund

	H-CLASS	A-CLASS	C-CLASS
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.25%	1.00%
Other Expenses	0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses*	1.75%	1.75%	2.50%

*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
EXAMPLE — This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
H-Class Shares	$178	$551	$949	$2,062
A-Class Shares	$644	$1,000	$1,379	$2,439
C-Class Shares	$353	$779	$1,331	$2,836
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$253	$779	$1,331	$2,836
Russell 2000® Fund

	H-CLASS	A-CLASS	C-CLASS
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.25%	1.00%
Other Expenses	0.56%	0.57%	0.55%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses*	1.59%	1.60%	2.33%

*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
EXAMPLE — This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
H-Class Shares	$162	$502	$866	$1,889
A-Class Shares	$630	$956	$1,304	$2,285
C-Class Shares	$336	$727	$1,245	$2,666
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$236	$727	$1,245	$2,666
•	Effective immediately, the disclosure under “Explanation of Certain Fund Fees and Expenses — Acquired Fund Fees and Expenses” in the “Shareholder Information” section is replaced in its entirety by the following:
Acquired Fund Fees and Expenses — As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SER-1-SUP4-0711x0811

RYDEX SERIES FUNDS
Multi-Hedge Strategies Fund
Supplement dated July 25, 2011
to each currently effective Prospectus for the Fund listed above
This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Fund listed above (the “Fund”) and should be read in conjunction with the Fund’s Prospectuses.
•	Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Fund’s Prospectuses is replaced in its entirety with the Fees and Expenses Table and Example information set forth below. The Fees and Expenses Table and Example information below reflect the Fund’s revised “Acquired Fund Fees and Expenses.”

Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment companies, such as other mutual funds. In the Fund’s case, its Acquired Fund Fees and Expenses have been adjusted to include the expenses the Fund indirectly incurs through its investment in business development companies (BDCs), a type of investment company that more closely resembles an operating company than a mutual fund. The Fund may invest in BDCs in addition to other types of investment companies from time to time when doing so will further the Fund’s investment objective.

Unlike the other fees and expenses included in the Fund’s Fees and Expenses Tables, the Acquired Fund Fees and Expenses are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. Rather, Acquired Fund Fees and Expenses are similar to the expenses paid by any operating company in the Fund’s portfolio and indirectly borne by the Fund. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Fund’s expense ratio, they have no effect on a shareholder’s cost of investing in the Fund and are included in the Fund’s expense ratio only to comply with SEC rules. For more precise information about the Fund’s operating expenses, shareholders are encouraged to review the Fund’s financial statements.

Multi-Hedge Strategies Fund

				INSTITUTIONAL
	H-CLASS	A-CLASS	C-CLASS	CLASS
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	None	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and Subsidiary	1.30%	1.30%	1.30%	1.30%
Distribution and Shareholder Service (12b-1) Fees	0.25%	0.25%	1.00%	None

				INSTITUTIONAL
	H-CLASS	A-CLASS	C-CLASS	CLASS
Other Expenses	2.14%	2.00%	2.11%	3.83%
Other Expenses of the Fund	0.00%	0.00%	0.00%	0.00%
Other Expenses of the Subsidiary	0.02%	0.02%	0.02%	0.02%
Short Dividend Expense	2.12%	1.98%	2.09%	3.81%
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses*	3.83%	3.69%	4.55%	5.27%
Fee Waiver**	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver*	3.68%	3.54%	4.40%	5.12%

*	The Total Annual Fund Operating Expenses in this fee table (before and after any applicable fee waivers) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

**	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue through April 30, 2012.
EXAMPLE — This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
H-Class Shares	$370	$1,126	$1,902	$3,932
A-Class Shares	$815	$1,509	$2,224	$4,104
C-Class Shares	$541	$1,332	$2,233	$4,534
Institutional Class Shares	$512	$1,533	$2,522	$5,089
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$441	$1,332	$2,233	$4,534
•	Effective immediately, the disclosure under “Explanation of Certain Fund Fees and Expenses — Acquired Fund Fees and Expenses” in the “Shareholder Information” section is replaced in its entirety by the following:

Acquired Fund Fees and Expenses — As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.
•	Effective immediately, the information under the heading “Purchase and Sale of Fund Shares” in the Fund’s “Fund Summary” section is replaced in its entirety by the following:

PURCHASE AND SALE OF FUND SHARES — To purchase Institutional Class Shares of the Fund, you must invest a minimum amount of $2,000,000 unless you meet certain other eligibility criteria. In addition, if you are deemed to be an “eligible investor” by virtue of an initial investment in the Fund in an amount of $2,000,000 or more, your account may be subject to a minimum account balance requirement of $1,000,000.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealer through which you opened your shareholder account or through Rydex|SGI directly. The Fund also offers you the option to send redemption orders to Rydex|SGI by mail, fax or telephone.

In addition, the following has been added as the second paragraph under the heading “Buying, Selling and Exchanging Fund Shares”:

Eligible investors for Institutional Class Shares include the following:
•	Investors who invest a minimum amount of $2,000,000 in Institutional Class Shares of the Funds;

•	Employee benefit plan programs that have at least $25 million in plan assets;

•	Broker-dealer managed account or wrap programs that charge an asset-based fee, have program assets of at least $50 million and invest in the Funds via omnibus accounts;

•	Registered investment adviser mutual fund wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts;

•	Internal Revenue Code Section 529 college savings plan accounts;

•	Funds of Funds advised by the Advisor or its affiliates;

•	Funds of Funds advised by unaffiliated investment advisers; and

•	Institutions that invest the minimum initial investment amount in the Fund.
If you are deemed to be an “eligible investor” by virtue of an initial investment in the Fund in an amount of $2,000,000 or more, your account may be subject to a minimum account balance requirement of $1,000,000.

The investor eligibility requirements and account balance requirements for purchases of Institutional Class Shares may be amended from time to time as reflected in the Trust’s then-current registration statement.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SER-1-SUP5-0711x0512